SEGMENT AND GEOGRAPHIC INFORMATION (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Online degree programs CNY	Dec. 31, 2012 Online degree programs CNY	Dec. 31, 2011 Online degree programs CNY	Dec. 31, 2013 Online tutoring programs CNY	Dec. 31, 2012 Online tutoring programs CNY	Dec. 31, 2011 Online tutoring programs CNY	Dec. 31, 2013 Private primary and secondary schools CNY	Dec. 31, 2012 Private primary and secondary schools CNY	Dec. 31, 2011 Private primary and secondary schools CNY	Dec. 31, 2013 International and elite curriculum programs CNY	Dec. 31, 2012 International and elite curriculum programs CNY	Dec. 31, 2011 International and elite curriculum programs CNY	Dec. 31, 2013 Online education technical services, consulting services and recruiting services CNY	Dec. 31, 2012 Online education technical services, consulting services and recruiting services CNY	Dec. 31, 2011 Online education technical services, consulting services and recruiting services CNY
SEGMENT AND GEOGRAPHIC INFORMATION
Net revenue	$ 90,513	547,940	488,322	435,859	146,816	121,541	97,284	31,312	25,266	25,755	68,747	59,937	49,653	9,506	9,776	13,344
Net revenue from third parties		256,381	216,520	186,036
Net revenue from related parties		291,559	271,802	249,823													291,559	271,802	249,823